Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Other
Derivative [Line Items]
Concentration of credit risk	¥ 299,467	¥ 283,274
Receivables Held For Sale
Derivative [Line Items]
Concentration of credit risk	¥ 1,144,948	¥ 1,237,437